APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		"             Washington, D.C.  20549"

		                   FORM 24F-2
		       Annual Notice of Securities Sold
		           Pursuant to Rule 24f-2

1. Name and address of issuer:

	Eaton Vance Municipals Trust
	255 State Street
	"Boston, Massachusetts 02109"

2.The name of each series or class of securities for
 which this
"Form is filed (state ""All Series"" if Form is being filed for all series):"

	Eaton Vance Alabama Municipals Fund
	Eaton Vance Arkansas Municipals Fund
	Eaton Vance Georgia Municipals Fund
	Eaton Vance Kentucky Municipals Fund
	Eaton Vance Louisiana Municipals Fund
	Eaton Vance Maryland Municipals Fund
	Eaton Vance Missouri Municipals Fund
	Eaton Vance North Carolina Municipals Fund
	Eaton Vance Oregon Municipals Fund
	Eaton Vance South Carolina Municipals Fund
	Eaton Vance Tennessee Municipals Fund
	Eaton Vance Virginia Municipals Fund

3. Investment Company Act File Number:
				811-04409

    Securities Act File Number:
				033-00572

4(a). Last day of fiscal year for which this Form is filed:

				8/31/2008


"4(b). Is this Form is being filed late (i.e.,
 more than 90 days after the"
end of the issuer's fiscal year)?
				No

"Note: If the Form is being filed late,
interest must be paid on the registration fee due."

4(c) Is this the last time the issuer
 will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities
sold during the
fiscal year pursuant to section 24(f):
				$
"$354,076,282"

(ii)  Aggregate price of securities redeemed
or
repurchased during the fiscal year:
		$	"$217,954,918"

(iii)  Aggregate price of securities
redeemed or
repurchased during any prior fiscal
year ending no
"earlier than October 11, 1995 that were
 not"
previously used to reduce registration
 fees payable
to the Commission:
$	"$362,739,807"

(iv)  Total available redemption credits
[add items 5(ii) and 5(iii)]:
$	"$580,694,725"

(v)    Net sales - if item 5(i) is greater
than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
$	$0

(vi)   Redemption credits available for use
in future years -
if item 5(i) is less than item 5(iv) [subtract
item
5(iv) from item 5(i)]:
$	"$226,618,443"

(vii)  Multiplier for determining registration
 fee (See Instructions C.9):
x	0.0000393

(viii) Registration fee due [multiply Item 5(v)
by Item 5(vii)] (enter
"""0"" if no fee is due):"
=	$0.00


6. Prepaid Shares

If the response to item 5(i) was determined by
deducting an amount
of securities that were registered under the
Securities Act of 1933
pursuant to rule 24e-2 as in effect before
[effective date of recession of
"rule 24e-2], then report the amount of
securities (number of shares or"
other units) deducted here:
$0.00

If there is a number of shares or other units
 that were registered pursuant
to rule 24e-2 remaining unsold at the end of
the fiscal year for which this
"Form is filed that are available for use by
the issuer in future fiscal years,"
then state that number here:
$0.00


7. Interest due - if this Form is being filed
more than 90 days after the end
of the issuer's fiscal year (See Instruction
D):
$0.00


8. Total of the amount of the registration
fee due plus any interest
due [line 5(viii) plus line 7]:
$0.00


9. Date the registration fee and any interest
 payment was sent to
the Commission's lockbox depository:
					N/A
Method of delivery:		Wire Transfer
		Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

"/s/ William J. Austin, Jr."
"William J. Austin, Jr."
Assistant Treasurer

Date: 11/19/2008